Structured entities - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Loans and advances to customers	£ 459,857	£ 449,745
Asset-backed securities	0	4
Other	5,654	742
Assets and liabilities held in consolidated collective investment vehicles	59,999	58,351
Fee and commission income	2,943	2,926	£ 2,790
Assets transferred to structured entities, at time of transfer	2,004	5,625
Gain (loss) recognised on assets transferred	11	31
Securitisation vehicles
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Income from structured entities	1	0
Non-current financial assets at fair value through profit or loss	2,401	4,142
Income from continuing involvement in derecognised financial assets	226
Income from continuing involvement in derecognised financial assets cumulatively recognised	359
Unconsolidated
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Fee and commission income	82	72
Cancara
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	2,272	2,808
Loans and advances to customers	1,155	1,521
Asset-backed securities	559	698
Cancara | Financial assets at fair value through profit or loss
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Other	£ 558	£ 589